Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Columbia Large Cap Growth Fund (Class R)
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 39,082	$ 30,810	$ 26,379	$ 31,997	$ 23,033	$ 18,117	$ 16,841	$ 14,399	$ 12,070	$ 12,220	$ 10,000
Columbia Large Cap Growth Fund (Institutional 3 Class)
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 41,541	32,560	27,714	33,427	23,928	18,706	17,282	14,689	12,232	12,303	10,000
Columbia Large Cap Growth Fund (Institutional 2 Class)
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 41,324	32,412	27,599	33,305	23,852	18,657	17,247	14,663	12,217	12,295	10,000
Columbia Large Cap Growth Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 41,085	32,228	27,452	33,135	23,735	18,573	17,180	14,616	12,188	12,280	10,000
Columbia Large Cap Growth Fund - Class E
Account Value [Line Items]
Line Graph and Table Measure Name	Class E (including sales charges)
Account Value	$ 37,580	29,638	25,402	30,832	22,203	17,431	16,183	13,816	11,561	11,688	9,551
Columbia Large Cap Growth Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 37,177	29,457	25,352	30,902	22,356	17,667	16,507	14,186	11,949	12,159	10,000
Columbia Large Cap Growth Fund - Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 41,080	32,225	27,450	33,132	23,734	18,570	17,176	14,616	12,187	12,280	10,000
Columbia Large Cap Growth Fund Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 37,770	29,700	25,362	30,687	22,039	17,288	16,031	13,672	11,431	11,545	9,424
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 45,306	35,692	30,426	34,546	25,275	19,467	17,566	14,299	12,113	11,608	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 33,519	$ 27,587	$ 24,424	$ 26,226	$ 19,009	$ 16,967	$ 15,710	$ 13,521	$ 11,661	$ 11,124	$ 10,000